Subsequent Events - Additional Information (Details) - UroGen Pharma Inc. - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Lease commencement date		May 31, 2016
Subsequent Event
Subsequent Event [Line Items]
Lease commencement date	Sep. 30, 2018
Lease termination date	Dec. 31, 2023
Contractual obligation	$ 1,400